J.P. MORGAN INCOME FUNDS

JPMORGAN TRUST I

JPMorgan Corporate Bond Fund

JPMorgan Emerging Market Debt Fund

JPMorgan Inflation Managed Bond Fund

JPMorgan Real Return Fund

JPMorgan Short Duration High Yield Fund

JPMorgan Strategic Income Opportunities Fund

JPMorgan Total Return Fund

JPMORGAN TRUST II

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Limited Duration Bond Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

JPMorgan Treasury & Agency Fund

Supplement dated October 22, 2014, to the Prospectuses and Statement of Addition Information dated July 1, 2014, as supplemented

Effective October 22, 2014, the JPMorgan Multi-Sector Income Fund (the “Fund”) was renamed the “JPMorgan Unconstrained Debt Fund” and stand-alone Prospectuses and Statement of Additional Information, dated October 22, 2014, were filed with the Securities and Exchange Commission for this Fund.

Therefore, any references to this Fund in the above listed J.P. Morgan Income Funds’ Prospectuses and Statement of Additional Information dated July 1, 2014, as supplemented, are hereby deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-MSI-1014